Other intangible assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 35,648		₨ 27,659
Ending balance	27,246	$ 359	35,648
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	111,303		91,096
Additions	1,195		6,411
Assets acquired through business combinations	106		14,888
Disposals/De-recognitions	(6,403)		(192)
Effect of changes in foreign exchange rates	1,255		(900)
Ending balance	107,456		111,303
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(75,655)		(63,437)
Amortization for the year	3,672		4,269
Impairment loss	4,511		8,542
Disposals/De-recognitions	4,521		192
Effect of changes in foreign exchange rates	893		(401)
Ending balance	(80,210)		(75,655)
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,781		25,799
Ending balance	25,159		33,781
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	107,233		87,330
Additions	816		6,107
Assets acquired through business combinations	5		14,888
Disposals/De-recognitions	(6,398)		(192)
Effect of changes in foreign exchange rates	1,254		(900)
Ending balance	102,910		107,233
Product related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(73,452)		(61,531)
Amortization for the year	3,415		3,972
Impairment loss	4,511		8,542
Disposals/De-recognitions	4,519		192
Effect of changes in foreign exchange rates	892		(401)
Ending balance	(77,751)		(73,452)
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Ending balance	98		0
Customer related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Additions	0		0
Assets acquired through business combinations	98		0
Disposals/De-recognitions	0		0
Effect of changes in foreign exchange rates	0		0
Ending balance	98		0
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Amortization for the year	0		0
Impairment loss	0		0
Disposals/De-recognitions	0		0
Effect of changes in foreign exchange rates	0		0
Ending balance	0		0
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,867		1,860
Ending balance	1,989		1,867
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,070		3,766
Additions	379		304
Assets acquired through business combinations	3		0
Disposals/De-recognitions	(5)		0
Effect of changes in foreign exchange rates	1		0
Ending balance	4,448		4,070
Others [Member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,203)		(1,906)
Amortization for the year	257		297
Impairment loss	0		0
Disposals/De-recognitions	2		0
Effect of changes in foreign exchange rates	1		0
Ending balance	₨ (2,459)		₨ (2,203)